Business and Basis of Presentation - (Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 0.6	$ (78.2)	$ 0.6	$ 0.6
Other comprehensive income (loss) before reclassifications:
Decrease		(60.8)	(72.0)	(75.0)	$ 245.5	$ (40.8)
Income tax impact		(1.3)	0.0	(3.0)	1.6	0.8
Other comprehensive income (loss) before reclassifications, net of income taxes		(62.1)	(72.0)	(78.0)	247.1	(40.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease		(0.9)	(0.5)	(0.9)	1.6	1.2
Income tax impact		0.3	0.1	0.3	(0.4)	(0.3)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes		(0.6)	(0.4)	(0.6)	1.2	0.9
Total other comprehensive income (loss), net of income taxes		(62.7)	(72.4)	(78.6)	248.3	$ (39.1)
Adoption of accounting standards	(0.2)
Ending balance	0.4	(140.9)	(72.0)	(78.2)	0.6
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	10.9	(74.3)	10.9	10.9
Other comprehensive income (loss) before reclassifications:
Decrease		(60.1)	(72.0)
Income tax impact		(1.4)	0.0
Other comprehensive income (loss) before reclassifications, net of income taxes		(61.5)	(72.0)
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease		0.0	0.0
Income tax impact		0.0	0.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes		0.0	0.0
Total other comprehensive income (loss), net of income taxes		(61.5)	(72.0)
Adoption of accounting standards	0.0
Ending balance	10.9	(135.8)	(61.1)	(74.3)	10.9
Cash Flow Hedge Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	0.0	0.0	0.0	0.0
Other comprehensive income (loss) before reclassifications:
Decrease		(0.7)	0.0
Income tax impact		0.1	0.0
Other comprehensive income (loss) before reclassifications, net of income taxes		(0.6)	0.0
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease		0.0	0.0
Income tax impact		0.0	0.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes		0.0	0.0
Total other comprehensive income (loss), net of income taxes		(0.6)	0.0
Adoption of accounting standards	0.0
Ending balance	0.0	(0.6)	0.0	0.0	0.0
Pension Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(10.3)	(3.9)	(10.3)	(10.3)
Other comprehensive income (loss) before reclassifications:
Decrease		0.0	0.0
Income tax impact		0.0	0.0
Other comprehensive income (loss) before reclassifications, net of income taxes		0.0	0.0
Amounts reclassified from accumulated other comprehensive income (loss):
Decrease		(0.9)	(0.5)
Income tax impact		0.3	0.1
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes		(0.6)	(0.4)
Total other comprehensive income (loss), net of income taxes		(0.6)	(0.4)
Adoption of accounting standards	(0.2)
Ending balance	$ (10.5)	$ (4.5)	$ (10.9)	$ (3.9)	$ (10.3)